Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

8.  Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2015	2014

Trade creditors	$95.1	$94.0
Accrued interest	5.8	0.5
Other creditors and accruals	48.7	47.5

Total accounts payable and accrued liabilities	$149.6	$142.0